N-2	Mar. 21, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001984165
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CAZ STRATEGIC OPPORTUNITIES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS D	CLASS E	CLASS F	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases	3.00%	None	None	None	None	None
Maximum repurchase fee(1)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Dividend reinvestment plan fees(2)	None	None	None	None	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(3) (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.60%	0.60%	None	None	None	0.25%
Interest Payments on Borrowed Funds	None	None	None	None	None	None
Total Other Expenses(4)	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Acquired Fund Fees and Expenses(5)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	3.77%	3.77%	3.17%	3.17%	3.17%	3.42%
Fee Waiver and/or Expense Reimbursement(6)	(0.17)%	(0.17)%	(0.37)%	(0.47)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	3.60%	3.60%	2.80%	2.70%	3.00%	3.25%

(1)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”

(2)	The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”
(3)	Assumes the Fund raises $224,550,443 in proceeds in the fiscal year ending March 31, 2025, resulting in estimated average net assets of approximately $147,790,501. Expenses also assume the Fund raises $112,368,862 in proceeds in the fiscal year ending March 31, 2025 with respect to its Class F Shares resulting in estimated average Net Assets of approximately $69,227,840. Expenses also assume the Fund raises $2,986,188 in proceeds in the fiscal year ending March 31, 2025 with respect to its Class E Shares resulting in estimated Average Net Assets of approximately $817,087.
(4)	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
(5)	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.75% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2025 and assumes average net assets of $147,790,501. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
(6)	The Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”). The Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time. In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses (excluding taxes and custody fees) equal to: (x) 0.20% of Class E’s average monthly net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average monthly net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average monthly net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. Further, the Adviser has contractually agreed to reimburse a portion of Class F’s Other Expenses (excluding taxes and custody fees) equal to: (x) 0.30% of Class F’s average monthly net assets if Class F’s total net assets are less than $100,000,000; (y) 0.40% of Class F’s average monthly net assets if Class F’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.50% of Class F’s average monthly net assets if Class F’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class F’s Other Expenses. These contractual arrangements will remain in effect at least until January 9, 2027 unless the Fund’s Board of Trustees approves their earlier termination.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$65	$139	$216	$417
Class D	$36	$112	$192	$399
Class E	$28	$91	$159	$343
Class F	$27	$89	$158	$341
Class I	$30	$95	$163	$346
Class R	$33	$102	$175	$368

Other Transaction Fees, Note [Text Block]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
Acquired Fund Fees and Expenses, Note [Text Block]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.75% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2025 and assumes average net assets of $147,790,501. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
Acquired Fund Fees Estimated, Note [Text Block]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation.
Incentive Allocation Minimum [Percent]	0.00%
Incentive Allocation Maximum [Percent]	20.00%
Acquired Fund Total Annual Expenses, Note [Text Block]	Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.60%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	1.17%	[3],[5]
Total Annual Expenses [Percent]	3.77%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.17%)	[3],[6]
Net Expense over Assets [Percent]	3.60%	[3],[6]
Expense Example, Year 01	$ 65
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	216
Expense Example, Years 1 to 10	$ 417
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.60%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	1.17%	[3],[5]
Total Annual Expenses [Percent]	3.77%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.17%)	[3],[6]
Net Expense over Assets [Percent]	3.60%	[3],[6]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	112
Expense Example, Years 1 to 5	192
Expense Example, Years 1 to 10	$ 399
Class E [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	1.17%	[3],[5]
Total Annual Expenses [Percent]	3.17%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.37%)	[3],[6]
Net Expense over Assets [Percent]	2.80%	[3],[6]
Expense Example, Year 01	$ 28
Expense Example, Years 1 to 3	91
Expense Example, Years 1 to 5	159
Expense Example, Years 1 to 10	$ 343
Class F [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	1.17%	[3],[5]
Total Annual Expenses [Percent]	3.17%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.47%)	[3],[6]
Net Expense over Assets [Percent]	2.70%	[3],[6]
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	89
Expense Example, Years 1 to 5	158
Expense Example, Years 1 to 10	$ 341
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	1.17%	[3],[5]
Total Annual Expenses [Percent]	3.17%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.17%)	[3],[6]
Net Expense over Assets [Percent]	3.00%	[3],[6]
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	95
Expense Example, Years 1 to 5	163
Expense Example, Years 1 to 10	$ 346
Class R [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	1.17%	[3],[5]
Total Annual Expenses [Percent]	3.42%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.17%)	[3],[6]
Net Expense over Assets [Percent]	3.25%	[3],[6]
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	102
Expense Example, Years 1 to 5	175
Expense Example, Years 1 to 10	$ 368

[1]	The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”
[3]	Assumes the Fund raises $224,550,443 in proceeds in the fiscal year ending March 31, 2025, resulting in estimated average net assets of approximately $147,790,501. Expenses also assume the Fund raises $112,368,862 in proceeds in the fiscal year ending March 31, 2025 with respect to its Class F Shares resulting in estimated average Net Assets of approximately $69,227,840. Expenses also assume the Fund raises $2,986,188 in proceeds in the fiscal year ending March 31, 2025 with respect to its Class E Shares resulting in estimated Average Net Assets of approximately $817,087.
[4]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.75% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2025 and assumes average net assets of $147,790,501. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[5]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
[6]	The Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”). The Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time. In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses (excluding taxes and custody fees) equal to: (x) 0.20% of Class E’s average monthly net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average monthly net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average monthly net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. Further, the Adviser has contractually agreed to reimburse a portion of Class F’s Other Expenses (excluding taxes and custody fees) equal to: (x) 0.30% of Class F’s average monthly net assets if Class F’s total net assets are less than $100,000,000; (y) 0.40% of Class F’s average monthly net assets if Class F’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.50% of Class F’s average monthly net assets if Class F’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class F’s Other Expenses. These contractual arrangements will remain in effect at least until January 9, 2027 unless the Fund’s Board of Trustees approves their earlier termination.